Segment analysis - Segment results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment analysis
Revenue from contracts with customers	$ 6,731	$ 6,660	$ 6,676
Adjusted EBITDA	1,155	1,173	1,115
Capital expenditure	543	505	467
Segment assets (excluding Investment in material joint venture)	9,262	8,303	7,936
Aggregate continuing and discontinued operations
Segment analysis
Segment assets	9,652	8,678
Investment in material joint ventures	390	375
Metal Beverage Packaging Europe
Segment analysis
Revenue from contracts with customers	1,599	1,556	1,616
Adjusted EBITDA	249	253	270
Capital expenditure	101	95	103
Segment assets (excluding Investment in material joint venture)	2,403	2,360	2,274
Metal Beverage Packaging Americas
Segment analysis
Revenue from contracts with customers	1,852	1,816	1,742
Adjusted EBITDA	296	250	230
Capital expenditure	167	110	79
Segment assets (excluding Investment in material joint venture)	1,808	1,725	1,549
Glass Packaging Europe
Segment analysis
Revenue from contracts with customers	1,640	1,613	1,623
Adjusted EBITDA	369	391	358
Capital expenditure	145	163	151
Segment assets (excluding Investment in material joint venture)	2,802	1,977	1,916
Glass Packaging North America
Segment analysis
Revenue from contracts with customers	1,640	1,675	1,695
Adjusted EBITDA	241	279	257
Capital expenditure	130	137	134
Segment assets (excluding Investment in material joint venture)	$ 2,249	$ 2,241	$ 2,197